Commitments and Contingencies - Additional Information (Detail) $ in Millions	Dec. 31, 2016 USD ($)	Mar. 28, 2016 patent claim	Nov. 25, 2015 item	Apr. 16, 2013 item
Transocean | Pending Litigation
Loss Contingencies [Line Items]
Number of IPRs				3
Number of patents | patent		3
Minimum number of asserted claims of patents expected to be proved invalid | claim		1
Construction Contract with SHI | Pending Litigation
Loss Contingencies [Line Items]
Number of arbitrators			3
Primary Beneficiary | Surety Bond
Loss Contingencies [Line Items]
Contingent liability related to letters of credit | $	$ 145.0